Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents our income tax expense (benefit) by significant tax jurisdiction for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Deferred tax expense, excluding the net change in valuation allowance
Ireland	$486,825	$261,669	$300,646
Other	23,120	3,691	28,572
	509,945	265,360	329,218
Deferred tax (benefit) expense related to the net change in valuation allowance
Ireland	(9,572)	16,360	957
Other	1,124	(31,216)	(50,106)
	(8,448)	(14,856)	(49,149)
Current tax expense (benefit)
Ireland	25,055	41,838	13,147
Other	28,694	31,362	(2,160)
	53,749	73,200	10,987
Total income tax expense (benefit)
Ireland	502,308	319,867	314,750
Other	52,938	3,837	(23,694)
	555,246	323,704	291,056

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation of income tax expense at the domestic trading statutory income tax rate of 12.5% in Ireland, where the Company is tax resident, to income tax expense for the year ended December 31, 2025:

	Year Ended December 31, 2025
Income tax expense at statutory income tax rate of 12.5%	$511,502	12.5%

Domestic reconciling items:
Non-taxable and non-deductible items	5,256	0.1%
Tax credits	(2,786)	(0.1%)
Changes in valuation allowances	(9,572)	(0.2%)
Other reconciling items	21,347	0.6%

Foreign reconciling items	29,484	0.7%

Changes in worldwide unrecognized tax benefits	15	—
	43,744	1.1%
Income tax expense	$555,246	13.6%
The following table provides a reconciliation of income tax expense at the domestic trading statutory income tax rate of 12.5% in Ireland, where the Company is tax resident, to income tax expense for the years ended 2024 and 2023, as previously disclosed prior to the adoption of ASU 2023-09:

	Year Ended December 31,
	2024			2023
Income tax expense at statutory income tax rate of 12.5%	$282,922	12.5%		$409,023	12.5%

Foreign rate differential	14,412	0.6%		6,025	0.2%
Pillar Two top-up taxes	42,598	1.9%	(a)	—	—
Withholding tax borne	22,557	1.0%	(b)	12,716	0.4%
Entities taxable at a higher Irish rate	(16,321)	(0.7%)	(c)	(1,788)	(0.1%)
Other reconciling items	(7,608)	(0.3%)	(d)	3,347	0.1%	(f)
Remeasurement of deferred taxes	—	—		(43,806)	(1.3%)	(g)
Gains not taxable	—	—		(45,312)	(1.4%)	(h)
Valuation allowance	(14,856)	(0.7%)	(e)	(49,149)	(1.5%)
	40,782	1.8%		(117,967)	(3.6%)
Income tax expense	$323,704	14.3%		$291,056	8.9%

(a)This amount relates to 2024 top-up taxes arising in respect of Pillar Two in Ireland.
(b)Withholding taxes relate to cross-border payments made to group entities that are subject to withholding taxes.
(c)A higher rate of taxation of 25% applies to certain Irish tax resident entities. Some of our entities with a 25% Irish tax rate incurred a loss during the year and therefore their losses have been valued at 25%.
(d)The 2024 other reconciling items included the following tax-effected amounts: non-deductible interest expense of $10 million, unrecognized tax benefit release of $8 million which is discussed further below and other items of $10 million.
(e)See note below table presenting the movements in the valuation allowance for deferred tax assets for further detail.
(f)The 2023 other reconciling items included the following tax-effected amounts: non-deductible expenses of $6 million and other items of $3 million.
(g)The 2023 remeasurement of deferred taxes relates to the reversal of a deferred tax liability for undistributed profits that may now be recovered in a tax-free manner.
(h)The 2023 gains not taxable arises due to tax-exempt gains realized by group companies on the release of intra-group liabilities.

Schedule of Deferred Tax Assets and Liabilities
The following tables provide details regarding the principal components of our deferred tax assets and liabilities by significant jurisdiction as of December 31, 2025 and 2024:

	As of December 31, 2025
	Ireland	Other	Total
Deferred tax assets
Flight equipment	$7,103	$792	$7,895
Other intangibles	—	66,707	66,707
Deferred losses on sale of assets	—	3,891	3,891
Operating loss and tax credit carryforwards	1,429,696	123,144	1,552,840
Other	619	9,104	9,723
Total deferred tax assets	1,437,418	203,638	1,641,056
Valuation allowance	(24,030)	(23,478)	(47,508)
Deferred tax assets, net of valuation allowance	$1,413,388	$180,160	$1,593,548

Deferred tax liabilities
Flight equipment	$(4,454,453)	$(103,510)	$(4,557,963)
Other intangibles	(14,724)	—	(14,724)
Other	(8,288)	(5,861)	(14,149)
Total deferred tax liabilities	$(4,477,465)	$(109,371)	$(4,586,836)

Total net deferred tax (liabilities) assets	$(3,064,077)	$70,789	$(2,993,288)

	As of December 31, 2024
	Ireland	Other	Total
Deferred tax assets
Flight equipment	$7,285	$3,639	$10,924
Other intangibles	—	72,702	72,702
Deferred losses on sale of assets	—	8,137	8,137
Operating loss and tax credit carryforwards	1,713,394	108,108	1,821,502
Other	1,332	16,056	17,388
Total deferred tax assets	1,722,011	208,642	1,930,653
Valuation allowance	(33,601)	(22,355)	(55,956)
Deferred tax assets, net of valuation allowance	$1,688,410	$186,287	$1,874,697

Deferred tax liabilities
Flight equipment	$(4,264,191)	$(86,207)	$(4,350,398)
Other intangibles	(17,458)	—	(17,458)
Other	(6,421)	(7,290)	(13,711)
Total deferred tax liabilities	$(4,288,070)	$(93,497)	$(4,381,567)

Total net deferred tax (liabilities) assets	$(2,599,660)	$92,790	$(2,506,870)

Schedule of Valuation Allowance
The following table presents the movements in the valuation allowance for deferred tax assets during the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Valuation allowance at beginning of period	$55,956	$70,812	$119,961
Increase of allowance included in income tax expense	5,811	21,396	2,035
Decrease of allowance included in income tax expense	(14,259)	(36,252)	(51,184)
Net decrease in valuation allowance	(8,448)	(14,856)	(49,149)
Valuation allowance at end of period	$47,508	$55,956	$70,812

Schedule of Unrecognized Tax Benefits Roll Forward	A reconciliation of the beginning to ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2025	2024	2023
Balance at beginning of period	$120	$16,740	$31,838
Increases related to prior year tax positions	15	7	—
Decreases related to prior year tax positions	—	(7,860)	(5,648)
Increases related to current year tax positions	—	—	113
Settlements	—	(8,767)	—
Lapse of statute	—	—	(9,563)
Balance at end of period	$135	$120	$16,740